Treasury Stock	12 Months Ended
Dec. 31, 2020
Treasury Stock, Shares [Abstract]
TREASURY STOCK
13.	TREASURY STOCK
In 2019, the Company retired 1,200,000 of the Company’s treasury shares previously repurchased. The Company’s additional paid-in
capital was reduced by $127 during the year ended December 31, 2019. During the year ended December 31, 2020, there were no retirement or repurchases of Company’s shares that were previously issued.